Leases - Schedule of Components of Lease Expense (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases	$ 90,449	$ 95,481
Interest on lease liabilities	3,788	3,788
Total net lease cost	$ 94,130	$ 99,269